Restricted cash	12 Months Ended
Dec. 31, 2023
Restricted Cash [Abstract]
Restricted cash

11. Restricted cash

The restricted cash are subject to restrictions and are therefore not available for general use by the other entities within the group. Restricted cash are recognized with a corresponding entry in “Client’s funds held in trust”.